Insurance Contracts - Summary of Net Liabilities of Insurance Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Insurance contracts	¥ 2,022,151	¥ 1,845,975
Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Insurance contracts	1,996,715	1,824,173
Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Claims and claim adjustment expenses	13,674	11,435
Unearned premiums	11,762	10,367	¥ 7,857
Gross [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Insurance contracts	2,025,133	1,847,986
Gross [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Insurance contracts	1,999,066	1,825,956	¥ 1,698,773
Gross [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Claims and claim adjustment expenses	13,778	11,538
Unearned premiums	12,289	10,492
Ceded [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Insurance contracts	(2,982)	(2,011)
Ceded [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Insurance contracts	(2,351)	(1,783)
Ceded [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [Line Items]
Claims and claim adjustment expenses	(104)	(103)
Unearned premiums	¥ (527)	¥ (125)